INTANGIBLE ASSETS, NET - Amortization for Intangible Assets (Details) - Intangible assets excluding brand names and master brand agreement ¥ in Millions	Jun. 30, 2023 CNY (¥)
Estimated amortization expense
Remainder of 2023	¥ 19
2024	33
2025	33
2026	31
2027	26
Thereafter	158
Total	¥ 300